FORM N-SAR-U
                                 ANNUAL REPORT
                           FOR UNIT INVESTMENT TRUSTS

Report for six month period ending:               /    /    (a)

or fiscal year ending:                            12/31/17  (b)

Is this a transition report?:(Y/N)                    N
                                                  --------
Is this an amendment to a previous filing? (Y/N)      N
                                                  --------

Those items or sub-items with a box "[/] " after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name:   First Investors Life Level Premium Variable Life
                         Insurance (Separate Account B)


   B. File Number:       812-4328

   C. Telephone Number:  (212) 858-8200

2. A. Street:            40 Wall Street

   B. City:  New York    C. State: New York   D. Zip Code: 10005  Zip Ext:

   E. Foreign Country:                                           Foreign Postal
                                                                 Code:


3.    Is this the first filing on this form by Registrant? (Y/N)         N
                                                                      --------

4.    Is this the last filing on this form by Registrant? (Y/N)          N
                                                                      --------

5.    Is Registrant a small business investment company (SBIC)?
      (Y/N) [If answer is "Y" (Yes), complete only items                 N
      89 through 120.]                                                --------

6.    Is Registrant a unit investment trust (UIT)? (Y/N)
      [If answer is "Y" (Yes), complete only items 121                   Y
      through 132.]                                                   --------

7. A. Is Registrant a series or multiple portfolio company?
      (Y/N) [If answer is "N" (No), go to item 8.]                    --------

   B. How many separate series or portfolios
      did Registrant have at the end of the period?                   --------

                                                        -----------------------
                                                         If filing more than one
        For period ending  12/31/17                      Page 43, "X" box: [_]
                           ------------------            -----------------------
        File number 812-   4328
                           ------------------


      UNIT INVESTMENT TRUSTS

121.   A. [/]  Depositor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code


121.   A. [/]  Depositor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

122.   A. [/]  Sponsor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

122.   A. [/]  Sponsor Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

                                                         -----------------------
                                                         If filing more than one
        For period ending  12/31/17                      Page 44, "X" box: [_]
                           ------------------            -----------------------
        File number 812-   4328
                           ------------------

123.   A. [/]  Trustee Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

123.   A. [/]  Trustee Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

124.   A. [/]  Principal Underwriter Name:

       B. [/]  File Number:
       C. [/]  City:           State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

124.   A. [/]  Principal Underwriter Name:

       B. [/]  File Number:
       C. [/]  City: New York  State:            D. Zip Code:        Zip Ext.:
       E.      Foreign Country                                       Foreign
                                                                     Postal Code

125.   A. [/]  Independent Public Accountant Name: KPMG

       B. [/]  City: NEW YORK  State: NY         C. Zip Code: 10154  Zip Ext.:
       D.      Foreign Country                                       Foreign
                                                                     Postal Code

125.   A. [/]  Independent Public Accountant Name:

       B. [/]  City:           State:            C. Zip Code:        Zip Ext.:
       D.      Foreign Country                                       Foreign
                                                                     Postal Code

126.   Family of investment companies information:
       A. [/]  Is Registrant part of a family of investment
               companies? (Y/N)  __________________                  ----------
                                                                        Y/N
       B. [/]  Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _
      (NOTE:   In filling this form, use this identification consistently for
               all investment companies in   family.  This designation is for
               purposes of this form only.)

                                                         -----------------------
                                                         If filing more than one
        For period ending 12/31/17                       Page 45, "X"  box: [_]
                          --------------                 -----------------------
        File number 812-  4328
                          --------------

127.   A. [/]  Is Registrant a separate account of an
               insurance company? (Y/N)    ____________                      ---
                                                                             Y/N
               If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant:

       B. [/]  Variable annuity contracts? (Y/N)____________                 ---
                                                                             Y/N

       C. [/]  Scheduled premium variable life contracts? (Y/N)_____         ---
                                                                             Y/N

       D. [/]  Flexible premium variable life contracts? (Y/N) _____         ---
                                                                             Y/N

       E. [/]  Other types of insurance products registered under
               the Securities Act of 1933? (Y/N)_____________                ---
                                                                             Y/N
128.   [/] State the number of series existing at the end of the
           period that had securities registered under the Securities Act of 1933 ___________________________ _____

129.   [/] State the number of new series for which registration
           statements under the Securities Act of 1933 became effective during the period ____________ _____

120.   [/] State the total value of the portfolio securities
           on the date of deposit for the new series included in item 129 ($000's omitted) _____________________ _____

121.   [/] State the number of series for which a current
           prospectus was in existence at the end of the period____________________________________________ _____

122.   [/] State the number of existing series for which
           additional units were registered under the Securities Act of 1933 during the current period__ _____

123.   [/] State the total value of the additional units
           considered in answering item 122 $ ($000's
           omitted) _________________________________________ $ 29,832
                                                               -------

124.   [/] State the total value of units of prior series
           that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $_______

125.   [/] State the total dollar amount of sales loads
           collected (before reallowances to other
           brokers or dealers) by Registrant's
           principal underwriter and any underwriter
           which is an affiliated person of the
           principal underwriter during the current
           period solely from the sale of units of all        $ 7,305
           series of Registrant ($000's omitted)_____________  ------

                                                         -----------------------
                                                         If filing more than one
        For period ending 12/31/17                       Page 46, "X"  box: [_]
                          --------------                 -----------------------
        File number 812-  4328
                          --------------

126.  Of the amount shown in item 125, state the total
      dollar amount of sales loads collected from secondary
      market operations in Registrant's units (include
      the sales loads, if any, collected on $ units of a
      prior series placed in the portfolio of a subsequent  $      0
      series.) ($000's omitted)_____________________         ---------------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                       NUMBER OF       TOTAL         TOTAL
                                         SERIES       ASSETS         INCOME
                                       INVESTING      ($000'S     DISTRIBUTIONS
                                       ---------      OMITTED    (000'S OMITTED)
                                                      -------     --------------

A.    U.S. Treasury direct issue_____                $               $
                                        --------      --------        --------
B.    U.S. Government agency_________                $               $
                                        --------      --------        --------
C.    State and municipal tax-free___                $               $
                                        --------      --------        --------
D.    Public utility debt____________                $               $
                                        --------      --------        --------
E.    Brokers or dealers debt
      or debt of brokers' or
      dealers' parent_______________                 $               $
                                        --------      --------        --------
F.    All other corporate intermed. &
      long-term debt________________                 $               $
                                        --------      --------        --------
G.    All other corporate short-term
      debt__________________________                 $               $
                                        --------      --------        --------
H.    Equity securities of brokers
      or dealers or parents of
      brokers or dealers____________                 $               $
                                        --------      --------        --------
I.    Investment company equity
      securities                            1        $ 752,389       $  27,437
                                        --------      --------        --------
J.    All other equity securities                    $               $
                                        --------      --------        --------
K.    Other securities                               $               $
                                        --------      --------        --------
L.    Total assets of all series of
      registrants                           1        $ 752,389       $  27,437
                                        --------      --------        --------

                                                         -----------------------
                                                         If filing more than one
        For period ending 12/31/17                       Page 47, "X"  box: [_]
                          --------------                 -----------------------
        File number 812-  4328
                          --------------

128.  [/]  Is the timely payment of principal and
           interest on any of the portfolio securities
           held by any of Registrant's series at the
           end of the current period insured or
           guaranteed by an entity other than the
           issuer?
           (Y/N)_________________________________________               --------
                                                                         Y/N

129.  [/]  Is the issuer of any instrument covered in
           item 128 delinquent or in default as to
           payment of principal or interest at the end
           of the current period? (Y/N)___________________              --------
                                                                         Y/N
           [If answer is "N" (No), go to item 131.]

130.  [/]  In computations of NAV or offering price per
           unit, is any part of the value attributed to
           instruments identified in item 129 derived
           from insurance or guarantees? (Y/N)____________              --------
                                                                         Y/N

           [If answer is "N" (No), go to item 131.]

131.  Total expenses incurred by all series of Registrant
      during the current reporting period $ ($000's omitted)           $   6,926
                                                                        --------

132.  [/]  List the "812" (Investment Company Act of 1940)
           registration number for all Series of Registrant that are being included in this filing

812-_________  812-_________   812-_________    812-___________   812-__________

812-_________  812-_________   812-_________    812-___________   812-__________

812-_________  812-_________   812-_________    812-___________   812-__________

      This report is signed on behalf of the depositor in the City and State of New York on the 21st day of February, 2018.


                                    FORESTERS LIFE INSURANCE AND ANNUITY COMPANY
                                    Depositor




Witness    /s/ David Schimmel         By /s/ Clarice Ma
           ----------------------        ---------------------------
           David Schimmel                Clarice Ma
           Vice President                Assistant Comptroller